SHAREHOLDERS' EQUITY (Schedule of Options and Warrants to Non-Employees) (Details) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2011 Consultant and Service Provider [Member]	Dec. 31, 2013 Consultant and Service Provider [Member]	Dec. 31, 2011 Consultant and Service Provider [Member] Option Tranche One [Member]	Dec. 31, 2013 Consultant [Member]
Share-based Goods and Nonemployee Services Transaction [Line Items]
Number of options granted	7,250		2,500	40,000
Options exercisable			2,500
Exercise price per share			$ 1.94	$ 2.08
Exercisable through			May 2014	August 2018
Exercise of stock options, shares		4,750